Average Annual Total Returns - DWS High Income Fund	Class R6 before tax Class Inception	Class R6 before tax 1 Year	Class R6 before tax 5 Years	Class R6 before tax Since Inception	Class R6 ICE BofA US High Yield Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class R6 ICE BofA US High Yield Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class R6 ICE BofA US High Yield Index (reflects no deduction for fees, expenses or taxes) Since Inception	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax Since Inception	Class S ICE BofA US High Yield Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class S ICE BofA US High Yield Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class S ICE BofA US High Yield Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Aug. 25, 2014	6.01%	7.69%	4.88%	6.07%	8.42%	5.29%	May 01, 2012	6.13%	7.67%	5.96%	6.07%	8.42%	6.41%